Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
January 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 95.84%Δ
Austria − 2.32%
Mondi	62,318	$ 1,559,146
		1,559,146
Brazil − 5.17%
Hypera	196,000	1,147,926
Itau Unibanco Holding ADR	104,005	490,903
Suzano	98,100	1,096,076
Vale ADR	49,095	745,262
		3,480,167
Canada − 1.41%
Barrick Gold	49,531	948,519
		948,519
China − 37.53%
Alibaba Group Holding †	194,380	3,046,628
Autohome ADR	42,394	1,412,568
Baidu ADR †	15,374	2,455,843
China Medical System Holdings	374,000	626,275
China Merchants Bank Class H	199,500	1,667,446
CSPC Pharmaceutical Group	1,502,960	1,826,682
Gree Electric Appliances of Zhuhai Class A	222,600	1,335,641
Hengan International Group	149,500	730,803
JD.com Class A †	1,747	66,237
Jiangsu Yanghe Brewery Joint-Stock Class A	16,500	409,822
LONGi Green Energy Technology Class A	57,028	639,287
Midea Group Class A	167,319	1,945,388
NetEase	40,562	846,914
Ping An Insurance Group Co. of China Class H	490,000	3,888,554
Tencent Holdings	36,700	2,299,706
Tingyi Cayman Islands Holding	566,000	1,172,631
Wuliangye Yibin Class A	17,100	538,321
Yum China Holdings	7,379	355,446
		25,264,192
Hong Kong − 1.41%
WH Group 144A #	1,423,820	952,550
		952,550
India − 7.62%
Axis Bank †	43,508	455,642
HCL Technologies	42,693	633,597
Housing Development Finance	61,075	2,083,926
Infosys ADR	16,813	396,282
Reliance Industries	48,305	1,556,735
		5,126,182
	Number of shares	Value (US $)
Common StockΔ (continued)
Indonesia − 2.56%
Bank Rakyat Indonesia Persero	6,056,383	$ 1,723,861
		1,723,861
Mexico − 1.22%
Grupo Financiero Banorte Class O	129,556	819,491
		819,491
Peru − 2.84%
Credicorp	13,337	1,910,125
		1,910,125
Republic of Korea − 10.61%
LG Chem	1,214	650,778
Samsung Electronics	48,230	2,999,862
Samsung Fire & Marine Insurance	5,829	974,326
Shinhan Financial Group	35,265	1,129,509
SK Hynix	13,426	1,389,696
		7,144,171
Russia − 2.85%
LUKOIL PJSC ADR (London International Exchange)	15,483	1,385,012
Polymetal International	37,247	535,189
		1,920,201
Taiwan − 18.30%
Alchip Technologies	24,000	832,625
CTBC Financial Holding	1,002,046	1,007,366
Delta Electronics	141,000	1,391,028
Hon Hai Precision Industry	652,000	2,437,781
MediaTek	18,000	714,946
Taiwan Semiconductor Manufacturing	256,588	5,932,826
		12,316,572
United Kingdom − 2.00%
Unilever	26,360	1,346,397
		1,346,397
Total Common Stock (cost $58,986,750)		64,511,574

Preferred Stock – 3.48%Δ
Brazil − 0.99%
Itausa 4.84% **	346,382	667,963
		667,963
Republic of Korea − 2.49%
LG Chem †, **	3,190	809,785
Samsung Electronics 2.18% **	15,351	863,452
		1,673,237
Total Preferred Stock (cost $2,623,239)		2,341,200

NQ-DPT-151 [1/22] 3/22 (2074754)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments – 0.19%
Money Market Mutual Funds – 0.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	32,649	$ 32,649
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	32,649	32,649
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	32,649	32,649
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	32,649	32,649
Total Short-Term Investments (cost $130,596)		130,596

Total Value of Securities−99.51% (cost $61,740,585)		66,983,370
Receivables and Other Assets Net of Liabilities — 0.49%		326,494
Net Assets Applicable to 7,500,128 Shares Outstanding — 100.00%	$67,309,864
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $952,550, which represents 1.42% of the Portfolio's net assets.
**	Perpetual security with no stated maturity date.
2    NQ-DPT-151 [1/22] 3/22 (2074754)

(Unaudited)
The following foreign currency exchange contracts was outstanding at January 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	HKD	(2,712,180)	USD	347,963	2/7/22	$118
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
USD – US Dollar
NQ-DPT-151 [1/22] 3/22 (2074754)    3